IMPAIRMENT TESTING - Summary of Impairment Testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Excess values (recoverable amount less carrying amount)	$ 28.6	$ 9.8	$ 3.2
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0.0	0.0	2.6
Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		3,495.0	2,647.0
Excess values (recoverable amount less carrying amount)		952.1	784.0
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount		3,495.0	2,647.0
Excess values (recoverable amount less carrying amount)		$ 952.1	$ 784.0